Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	TPT GLOBAL TECH, INC.
Entity Central Index Key	0001661039
Document Type	POS AM
Document Period End Date	Sep. 30, 2019
Amendment Flag	true
Amendment Description	To update financials
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	true
Elected Not To Use the Extended Transition Period	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Shell Company	false